STOCKHOLDERS' EQUITY (Details 4) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Allocation of stock-based compensation and restricted stock for employees and non-employees
Total	$ 6,253,000	$ 527,000	$ 3,321,000	$ 164,000
Options
Allocation of stock-based compensation and restricted stock for employees and non-employees
Unamortized stock-based compensation expense related to unvested common stock options	23,300,000		12,500,000	700,000
Weighted-average period over which stock-based compensation expense will be recognized	3 years 1 month 6 days
Cost of revenue
Allocation of stock-based compensation and restricted stock for employees and non-employees
Total	211,000	20,000	37,000	7,000
Research and development
Allocation of stock-based compensation and restricted stock for employees and non-employees
Total	1,266,000	111,000	734,000	8,000
Sales and marketing
Allocation of stock-based compensation and restricted stock for employees and non-employees
Total	2,471,000	196,000	1,100,000	66,000
General and administrative
Allocation of stock-based compensation and restricted stock for employees and non-employees
Total	$ 2,305,000	$ 200,000	$ 1,450,000	$ 83,000